Consolidated Statements of Changes in Temporary Equity and Stockholders' EQUITY (Deficit) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 20,265	$ 1	$ 4,675	$ (28,786)	$ 293	$ (23,817)
Beginning balance, shares at Dec. 31, 2023	18,406,857	7,943,585
Stock-based compensation			886			886
Net loss				(21,055)		(21,055)
Translation adjustment					(15)	(15)
Stock-based compensation - Unicorn
Stock-based compensation - Unicorn, shares		1,342,650
Ending balance, value at Dec. 31, 2024	$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Ending balance, shares at Dec. 31, 2024	18,406,857	9,286,235
Common Stock issuance - IPO, net of offering costs			15,209			15,209
Common Stock issuance - IPO, net of offering costs, shares		4,887,500
Common Stock issued for cash			2,235			2,235
Common Stock issued for cash, shares		1,616,312
Common Stock cancellation
Common Stock cancellation, shares		(1,342,650)
Common Stock issued for conversion of Convertible Notes		$ 2	36,489			36,491
Common Stock issued for conversion of Convertible Notes, shares		19,634,860
Preferred Stock Conversion to Common Stock	$ (20,265)	$ 4	20,261			20,265
Preferred Stock Conversion to Common Stock, shares	(18,406,857)	39,618,919
Stock-based compensation			754			754
Write off of related party note receivable			(112)			(112)
Net loss				(27,002)		(27,002)
Translation adjustment					(50)	(50)
Ending balance, value at Dec. 31, 2025		$ 7	$ 80,397	$ (76,843)	$ 228	$ 3,789
Ending balance, shares at Dec. 31, 2025		73,701,176